Schedule of Domestic and International Customers Products Sales (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Geographical Information [Line Items]
Total sales	$ 1,606,254	$ 760,646
Domestic (U.S.)
Schedule Of Geographical Information [Line Items]
Total sales	1,559,614	736,215
International
Schedule Of Geographical Information [Line Items]
Total sales	$ 46,640	$ 24,431